Statements Of Cash Flows (Schedule Of Funds Flow From Continuing Operations) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Statements of Cash Flows [Abstract]
Net income from continuing operations	$ 155	$ (175)	$ 341	$ (58)
Adjustments to reconcile net income to funds flow from operations:
Amortization	264	255	527	516
Deferred income tax expense	19	(102)	39	(63)
Share-based compensation	1	1	2	2
Defined benefit pension plans	2	4	5	8
Equity income of an associate or joint venture	(3)	(16)	(26)	(46)
Net change in contract asset balances	0	(16)	(10)	(41)
Other	6	0	5	0
Funds flow from continuing operations	$ 444	$ (49)	$ 883	$ 318